Restructuring Charges	12 Months Ended
Dec. 31, 2020
Restructuring Charges [Abstract]
Restructuring Charges

12. Restructuring Charges

2019 Restructuring Activities

In the second quarter of 2019, Obalon recorded restructuring charges of $1.1 million, which are comprised of the following components (in thousands):

Year Ended December 31,
2019
Employee separation costs	$1,008
Asset disposals	91
Total	$1,099

In April 2019, Obalon notified approximately 49 employees whose employment will be terminated, or approximately 50% of its workforce, with the intent to refocus activities, streamline operations and make more efficient use of cash. As a result of the workforce reduction, Obalon recorded a restructuring charge in April 2019 for termination benefits of $0.5 million which has been paid as of December 31, 2019. Additionally, as a result of the workforce reduction, Obalon recognized a reversal of stock-based compensation expense of $0.8 million in April of 2019 and a $0.1 million restructuring charge in connection with the disposal of assets related to the terminated employees.

In May and June 2019, Obalon accepted the voluntary resignations of its President and Chief Executive Officer and its Vice President of Research and Development. As part of the resignations, each former officer entered into a consulting agreement for a term of 12 months, which allows for the continuous vesting of stock awards held over the consulting term and a monthly, fixed consulting fee. No severance amounts were granted. Obalon recorded a restructuring charge in June 2019 for the full consulting benefits of $0.6 million of which $0.6 million has been paid as of December 31, 2020. Additionally, Obalon recognized the full stock-based compensation expense of $0.7 million for these two former officers.

No further restructuring charges were recorded in the third or fourth quarters of 2019. For the year ended December 31, 2019, the following restructuring charges were included in the consolidated statements of operations and comprehensive loss as follows (in thousands):

Year Ended December 31,
2019
Cost of revenue	$53
Research and development	370
Selling, general and administrative	676
Total	$1,099

Activity and restructuring charge reserve balance as of December 31, 2019 were as follows (in thousands):

Employee
separation costs
Reserve balance at December 31, 2018	$—
2019:
Restructuring charges	1,099
Cash payments	(819)
Reserve balance at December 31, 2019	$280

As of December 31, 2020, all payments were made and the reserve was reduced to zero.